SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and equipment, net
Property and equipment, gross	$ 325,513	¥ 2,117,883	¥ 1,433,905
Machinery and electronic equipment
Property and equipment, net
Property and equipment, gross	$ 206,451	1,343,230	958,951
Motor vehicles
Property and equipment, net
Estimated useful life	P3Y
Property and equipment, gross	$ 1,269	8,256	14,484
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 34,357	¥ 223,535	¥ 63,351
Minimum | Machinery and electronic equipment
Property and equipment, net
Estimated useful life	P3Y
Maximum | Machinery and electronic equipment
Property and equipment, net
Estimated useful life	P5Y